Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Financial Assets [Abstract]
Summary of Other Financial Assets
(1)	Other financial assets as of December 31, 2024 and 2025 are as follows:

		2024		2025
		Current	Non-current	Current	Non-current
		In millions of won
Loans	￦	115,161	901,953	101,773	992,012
Less: Allowance for doubtful accounts		(5,156)	(66,838)	(5,191)	(66,807)
Less: Present value discount		(1,084)	(35,888)	(984)	(34,275)

		108,921	799,227	95,598	890,930

Long-term / short-term financial instruments		1,147,929	812,211	1,997,644	884,487

	￦	1,256,850	1,611,438	2,093,242	1,775,417

Summary of Loans and Receivables
(2)	Loans as of December 31, 2024 and 2025 are as follows:

		2024
		Face value	Allowance for doubtful accounts	Present value discount	Carrying value
		In millions of won
Short-term loans
Loans for tuition	￦	34,484	(5,156)	(1,084)	28,244
Loans for housing		43,171	—	—	43,171
Other loans		37,506	—	—	37,506

		115,161	(5,156)	(1,084)	108,921

Long-term loans
Loans for tuition		364,685	(4,888)	(35,888)	323,909
Loans for housing		266,208	—	—	266,208
Loans for related parties		260,227	(61,950)	—	198,277
Other loans		10,833	—	—	10,833

		901,953	(66,838)	(35,888)	799,227

	￦	1,017,114	(71,994)	(36,972)	908,148

		2025
		Face value	Allowance for doubtful accounts	Present value discount	Carrying value
		In millions of won
Short-term loans
Loans for tuition	￦	34,290	(5,155)	(984)	28,151
Loans for housing		40,515	—	—	40,515
Other loans		26,968	(36)	—	26,932

		101,773	(5,191)	(984)	95,598

Long-term loans
Loans for tuition		326,941	(983)	(34,275)	291,683
Loans for housing		243,651	—	—	243,651
Loans for related parties		359,519	(24,218)	—	335,301
Other loans		61,901	(41,606)	—	20,295

		992,012	(66,807)	(34,275)	890,930

	￦	1,093,785	(71,998)	(35,259)	986,528

Summary of Changes in the Allowance for Doubtful Accounts of Loans and Receivables
(3)	Changes in the allowance for doubtful accounts of loans for the years ended December 31, 2023, 2024 and 2025 are as follows:

		2023	2024	2025
		In millions of won
Beginning balance	￦	54,837	80,793	71,994
Bad debt expense (Reversal of bad debt allowance)		16,394	3,727	(3,455)
Write-off		—	(12,526)	(447)
Others		9,562	—	3,906

Ending balance	￦	80,793	71,994	71,998

Summary of Long-Term and Short-Term Financial Instruments
(4)	Long-term and short-term financial instruments as of December 31, 2024 and 2025 are as follows:

		2024		2025
		Current	Non-current	Current	Non-current
		In millions of won
Time deposits	￦	823,806	135,995	1,602,572	155,487
CD		40,000	—	40,000	—
Others		284,123	676,216	355,072	729,000

	￦	1,147,929	812,211	1,997,644	884,487